Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)										3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 15, 2024	Aug. 18, 2024	Dec. 15, 2023	Nov. 16, 2023	Oct. 17, 2023	Sep. 14, 2023	Aug. 18, 2023	Aug. 14, 2023	Jan. 18, 2022	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Aug. 21, 2024	Jul. 26, 2023	Jul. 11, 2023	Jun. 29, 2023
Proceeds from issuance initial public offering	$ 30,000	$ 30,000	$ 70,000	$ 70,000	$ 70,000	$ 70,000	$ 70,000	$ 70,000	$ 191,647,500			$ 910,000
Term of restricted investments									185 days
Percentage of public shares to be redeemed in case business combination is not consummated									100.00%					100.00%
Additional paid-in capital										$ 0		0		$ 0	$ 0
Accumulated deficit										(10,189,718)		$ (10,189,718)		$ (8,318,211)	(6,489,773)
Effective income tax rate reconciliation, percent												50.00%		50.00%
Unrecognized tax benefits										0		$ 0		$ 0	0
Unrecognized tax benefits, income tax penalties and interest accrued										0		0		0	$ 0
Delayed fee payable one month from now										35,000		35,000		35,000
Delay fees payable two months from now										50,000		50,000		50,000
Delay of filing fee third month and thereafter per month										70,000		70,000		$ 70,000
Other non operating income miscellaneous fee										210,000	$ 0	435,000	$ 0
Remeasurement of common stock subject to possible redemption										610,118	1,380,072	2,399,140	5,804,241
Provision for credit losses on covenant receivable										$ 210,000	$ 0	$ 435,000	$ 0
Redeemable Class A [Member]
Temporary equity, shares outstanding										1,372,687	4,772,187	1,372,687	4,772,187	4,772,187	18,975,000
Allocation of net income loss percentage														80.00%	20.00%
Temporary equity, aggregate amount of redemption requirement										$ 610,118	$ 1,380,072	$ 2,399,140	$ 5,804,241	$ 6,695,220	$ 32,883,337
Non Redeemable Class A and Class B [Member]
Allocation of net income loss percentage														80.00%	20.00%
PublicWarrants [Member] | IPO [Member]
Total offering costs									$ 272,919
Rights [Member] | IPO [Member]
Total offering costs									$ 781,144
From The Completion Of Business Combination [Member]
Period after which the warrants are exercisable									12 months
Common Class A [Member]
Total offering costs									$ 11,447,015
Temporary equity, shares outstanding		3,399,500								1,372,687		1,372,687		4,772,187	18,975,000			14,202,813	14,202,813
Remeasurement of trust account									29,762,992
Additional paid-in capital									24,385,503
Accumulated deficit									5,377,489
Temporary equity, aggregate amount of redemption requirement										$ 149,486,187		$ 149,486,187		$ 149,486,187		$ 38,596,223	$ 149,486,187	$ 149,486,187	$ 149,486,187
Temporary equity, aggregate amount of redemption requirement														$ 3,120,385	$ 6,695,220
Common Class A [Member] | IPO [Member]
Total offering costs									$ 10,392,952